WARRANTS TO PURCHASE COMMON STOCK (Details Narrative) - Gravitics Inc [Member] - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2026	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
WarrantsToPurchaseCommonStockLineItems [Line Items]
Grant date fair value of the service provider warrants		$ 20.5
Share price				$ 0.01
Default warrants				2,688,294		2,920,881
Default Warrants [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Exercise price	[1]				$ 0.01
Default interest				$ 1.0
Default warrants				870,164
Minimum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Debt interest rate				1.00%
Maximum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Debt interest rate				3.00%
Warrant [Member] | Minimum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Measurement input				0.005
Warrant [Member] | Maximum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Measurement input				0.060
Common Stock [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Excercise of pre-funded warrants, shares			694,673	694,673
Common Stock [Member] | Minimum [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Debt interest rate				1.00%
Valuation Technique, Black-Scholes-Merton Model [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Share price		$ 4.28
Service Provider Warrants [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Issued warrants to purchase		4,794,604			3,835,684
Exercise price		$ 0.01
Private Placement [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Issued warrants to purchase		36,822
Exercise price		$ 5.38
Service Provider [Member] | Pre Fund Warrants [Member]
WarrantsToPurchaseCommonStockLineItems [Line Items]
Conversion price per share				$ 0.01

[1]	The Secured Promissory Note Warrants and Default Warrants were reclassified to equity upon the conversion of the convertible promissory notes in connection with the Series A-I Closing in January and February 2026. During the three months ended June 30, 2026, 2,412,035